Commitments And Contingent Liabilities (Narrative) (Details) (USD $)	1 Months Ended	12 Months Ended
	Nov. 30, 2012	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2009
Loss Contingencies [Line Items]
Royalties expenses		$ 7,362,000	$ 5,496,000	$ 2,976,000
Outstanding buy-back obligations		930,000,000
Filed claims	40,000				10,000
Recovery seeking from complaint	74,000,000
Lease expenses		35,099,000	17,074,000	16,466,000
Lease agreement period, in years		15 years
Expected lease fee per annum		3,000,000
Guarantees issued by banks to secure certain advances from customers and performance bonds		1,254,600,000
Amount guaranteed in respect of credit lines granted by banks		6,780,000	7,249,000
Accrual contingency liabilities			2,100,000
Purchase commitments		$ 1,263,000,000	$ 1,166,000,000
Maximum
Loss Contingencies [Line Items]
Percentage of total sales of products developed within framework of research and development activity program		5.00%
Maximum amount of royalties paid, percentage		150.00%
Minimum
Loss Contingencies [Line Items]
Percentage of total sales of products developed within framework of research and development activity program		2.00%
Maximum amount of royalties paid, percentage		100.00%